Reconciliation of Cash and Restricted Cash - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 5,390	$ 8,407
Restricted cash	0	50
Cash, cash equivalents and restricted cash	$ 5,390	$ 8,457